Prepayment and Other Current Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Prepayment and Other Current Assets [Abstract]
Prepaid rental and deposit	$ 546	3,404	4,634
Prepayment to suppliers and other business related expenses	5,462	34,029	30,265
Receivable related to exercise of employee option	527	3,285	10,924
Others	296	1,839	511
Total	$ 6,831	42,557	46,334